Warrants (Details) - USD ($)								1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
		Feb. 28, 2025	Feb. 05, 2025	Dec. 23, 2024	Nov. 14, 2024	Feb. 29, 2024	Nov. 14, 2019	Feb. 13, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 06, 2025	Feb. 14, 2024	Dec. 31, 2022
Warrants [Line Items]
Public warrants outstanding											91,925	91,925
Right to purchase										1
Warrants exercisable										4 years 21 days
Warrants expiration term										5 years	5 years
Exercise price (in Dollars per share)										$ 33.18
Deemed dividend (in Dollars)										$ 84,083	$ 276,839
Shareholders amount (in Dollars)										$ (329,386)	(1,894,563)	$ (1,894,563)	$ (42,057,695)
Percentage of conversion rights										10.00%
Percentage of closing bid price										70.00%
Percentage of closing bid price increment										70.00%
Per share price (in Dollars per share)										$ 4.75
Proceeds from preferred stock (in Dollars)											938,800
Shares of common stock													5,845
Warrants exercisable term		5 years
Warrants to purchase										3,405,479
Gross proceeds (in Dollars)											$ 500,000
Public and Private Placement Warrants [Member]
Warrants [Line Items]
Public warrants outstanding										91,925	91,925	91,925
Share of common stock (in Dollars)										$ 1,150		$ 1,150
Warrants exercisable										3 years 10 months 17 days	30 days	30 days
Exercise price (in Dollars per share)										$ 1,150
Share of common stock (in Dollars)											$ 1,150
Warrants to purchase										91,925
Redeem Public Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)										$ 0.01	$ 0.01	$ 0.01
Series A Common Warrants [Member]
Warrants [Line Items]
Warrants exercised shares										6,127
February 2024 PIPE Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)										$ 139
Adjusted stock splits (in Dollars per share)										$ 920
Incremental fair value (in Dollars)										$ 0.7
September 2024 PIPE Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)										$ 9.8
Warrants exercised shares										81,753
Series C Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)			$ 0.04
Deemed dividend (in Dollars)			$ 83,083
Shareholders amount (in Dollars)			$ 83,083
December 2024 and January 2025 Inducement Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)				$ 5.61										$ 5.82
Warrants exercised shares				84,061										163,853
December 2024 Inducement Common Warrants [Member]
Warrants [Line Items]
Aggregate total fair value (in Dollars)				$ 300,000
Preferred Warrants [Member]
Warrants [Line Items]
Warrants exercised shares										2,500	2,500	2,500
Warrants exercise price for cash (in Dollars)						$ 8,000,000
Warrants [Member]
Warrants [Line Items]
Public warrants outstanding		2,551,020	2,251,020							426,740
Warrants exercisable										5 years
Exercise price (in Dollars per share)										$ 1,000	$ 1,000	$ 1,000
Warrants exercise price for cash (in Dollars)										$ 800	$ 800
Per share price (in Dollars per share)			$ 1.96
Warrants to purchase			2,551,020
Series A Preferred Warrants [Member]
Warrants [Line Items]
Warrants exercised shares										625	1,875	1,875
Common February 2025 PIPE Warrants [Member]
Warrants [Line Items]
Shares of common stock			300,000
Pre-funded Warrants [Member]
Warrants [Line Items]
Public warrants outstanding			2,551,020							1,824,280
Exercise price (in Dollars per share)			$ 1.96
Shares of common stock			2,251,020
Warrants to purchase	[1]									510,200
February 2025 Pre-funded Warrants and February 2025 Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)		$ 1.96
Predecessor [Member]
Warrants [Line Items]
Warrants exercisable							5 years
Warrants expiration term					5 years
Shareholders amount (in Dollars)								(42,625,475)					$ (42,057,695)			$ (34,870,780)
Warrants exercise price for cash (in Dollars)
Share of common stock (in Dollars)
Warrants to purchase							426,839
Predecessor [Member] | Conversion Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)											$ 1,000	$ 1,000
Warrants to purchase															3,250
Successor [Member]
Warrants [Line Items]
Share of common stock (in Dollars)											$ 418,316
Warrants exercisable											3 years 7 months 6 days	3 years 7 months 6 days
Exercise price (in Dollars per share)											$ 409.61	$ 409.61
Shareholders amount (in Dollars)								(2,347,903)	(3,979,097)	$ (329,386)	$ (1,894,563)	$ (1,894,563)
Percentage of conversion rights											10.00%
Percentage of closing bid price											70.00%
Percentage of closing bid price increment											70.00%
Warrants exercise price for cash (in Dollars)										3,685,027
Share of common stock (in Dollars)										$ 588,000
Warrants to purchase						6,127					264,491	264,491
Successor [Member] | February 2024 PIPE Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)											$ 139
Warrants exercised shares											6,127	6,127
Incremental fair value (in Dollars)											$ 276,839
Adjusted stock split (in Dollars per share)											$ 920
Successor [Member] | September 2024 PIPE Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)											$ 9.8	$ 9.8
Warrants exercised shares											81,753	81,753
Successor [Member] | December 2024 Inducement Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)				$ 5.61
Warrants exercised shares				84,061
Aggregate total fair value (in Dollars)											$ 300,000
Successor [Member] | Series A Preferred Warrants [Member]
Warrants [Line Items]
Warrants exercisable											1 month 13 days	1 month 13 days
Exercise price (in Dollars per share)											$ 800	$ 800
Warrants to purchase											625	625
Common Stock [Member]
Warrants [Line Items]
Share of common stock										1	1	1
Deemed dividend (in Dollars)											$ 2,419,750
Shares of common stock			2,551,020
Conversion shares										5,845
Common Stock [Member] | Public and Private Placement Warrants [Member]
Warrants [Line Items]
Warrants exercisable										30 days
Exercise price (in Dollars per share)										$ 1,800	$ 1,800
Common Stock [Member] | Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)										$ 1.96
Common Stock [Member] | Pre-funded Warrants [Member]
Warrants [Line Items]
Public warrants outstanding										426,740
Common Stock [Member] | Predecessor [Member]
Warrants [Line Items]
Shareholders amount (in Dollars)								1					1			$ 1
Conversion shares												5,845
Preferred Stock [Member]
Warrants [Line Items]
Shares of preferred stock										2,500	2,500	2,500
Conversion shares										44,155
Preferred Stock [Member] | Predecessor [Member]
Warrants [Line Items]
Conversion shares												44,155
CERO [Member] | Warrants [Member]
Warrants [Line Items]
Per share price (in Dollars per share)										$ 100	$ 100	$ 100
Series A Preferred Stock [Member]
Warrants [Line Items]
Warrants exercised shares										625	1,875	1,875
Per share price (in Dollars per share)										$ 4.75
Proceeds from preferred stock (in Dollars)										$ 500,000
Warrants to purchase											625	625
Series A Preferred Stock [Member] | Preferred Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)						$ 800
Series A Preferred Stock [Member] | Predecessor [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)							$ 1.7571
Proceeds from preferred stock (in Dollars)
Warrants to purchase							1,849,638
Series A Preferred Stock [Member] | Predecessor [Member] | Preferred Warrants [Member]
Warrants [Line Items]
Warrants to purchase							1,422,799
Conversion shares							100
Preferred stock, shares issued							2,845,597
Series A Preferred Stock [Member] | Predecessor [Member] | Warrants [Member]
Warrants [Line Items]
Conversion shares							2,845,597
Series A Preferred Stock [Member] | Successor [Member]
Warrants [Line Items]
Proceeds from preferred stock (in Dollars)									$ 6,755,698		$ 6,757,700
Conversion shares											1,894
Minimum [Member]
Warrants [Line Items]
Trading days										20 days	20 days
Minimum [Member] | Series C Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)			$ 0.04
Maximum [Member]
Warrants [Line Items]
Trading days										30 days	30 days
Maximum [Member] | Series C Common Warrants [Member]
Warrants [Line Items]
Exercise price (in Dollars per share)			$ 9.8

[1]	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000. GVN, LLC, is a limited liability company of which the sole member is the Atwood-Edminster Trust dtd 4-2-2000, and of which Brian G. Atwood and Lynne H. Edminster are the managers.